Borrowings	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Borrowings	Borrowings
Perceptive Credit Agreement
On May 2, 2024 (the “closing date”), the Company and its subsidiary SOPHiA GENETICS, Inc. entered into a credit agreement and guaranty (the “Perceptive Credit Agreement”) with Perceptive Credit Holdings IV, LP, as lender and administrative agent, pursuant to which the Company may borrow up to $50.0 million principal amount of term loans, including (i) an initial tranche of $15.0 million principal amount of term loans on the closing date (“Tranche A”) and (ii) a second tranche of $35.0 million principal amount of term loans that the Company may draw upon on or prior to March 31, 2026 (“Tranche B”), subject to satisfaction of certain customary conditions. The term loans are scheduled to mature on the fifth anniversary of the closing date and accrue interest at Term Secured Overnight Financing Rate (“Term SOFR”) (floored at 4% per annum) plus 6.25% per annum; provided that upon the occurrence and during the continuation of any event of default, the term loans will accrue interest at Term SOFR plus 9.25% per annum. Term SOFR means the Term SOFR reference rate that is two business days prior to the first day of the preceding calendar month. The Company has the right to prepay the term loans at any time subject to applicable prepayment premiums. The Perceptive Credit Agreement also contains certain mandatory prepayment provisions, including prepayments from the proceeds from certain asset sales and casualty events (subject to a right to reinvest such proceeds in assets used in the Company’s business within 180 days) and from issuances or incurrences of non-permitted debt, which will also be subject to prepayment premiums. The obligations under the Perceptive Credit Agreement are secured by substantially all of the Company’s and certain of the Company’s subsidiaries’ assets and are guaranteed initially on the closing date by SOPHiA GENETICS SA and SOPHiA GENETICS, Inc. The Perceptive Credit Agreement contains customary covenants, including an affirmative covenant to maintain qualified cash of at least $3.0 million, an affirmative last twelve months revenue covenant of $67.4 million as of December 31, 2025. The last twelve months revenue covenant is tested on a quarterly basis beginning June 30, 2024, and negative covenants including limitations on indebtedness, liens, fundamental changes, asset sales, investments, dividends and other restricted payments and other matters customarily restricted in such agreements. The Perceptive Credit Agreement also contains customary events of default, including payment defaults, material inaccuracy of representations and warranties, covenant defaults, bankruptcy and insolvency proceedings, cross-defaults to certain other agreements, judgments against the Company and the Company’s subsidiaries and change in control, the occurrence of which gives the lenders the right to declare the term loans and all obligations under the Perceptive Credit Agreement immediately due and payable. The Company was in full compliance with all covenants contained in the Perceptive Credit Agreement as of December 31, 2025 and 2024.
In addition, the Company issued to Perceptive Credit Holdings IV, LP a warrant certificate (the “Warrant Certificate”) representing the right to purchase up to 400,000 ordinary shares at $4.9992 per share, with the right to purchase 200,000 ordinary shares available immediately and the right to purchase an additional 200,000 ordinary shares to be available upon the drawdown of the second tranche of the term loans. The purchase rights represented by the Warrant Certificate are exercisable after becoming available, on a cash basis, at the option of the holder at any time prior to 5:00 p.m., Eastern time on the tenth anniversary of the applicable date of availability. The Warrant Certificate contains customary anti-dilution adjustments.

The Company drew down the $35.0 million of Tranche B on June 25, 2025 and the right to purchase an additional 200,000 ordinary shares became available under the Warrant Certificate.

On January 23, 2026, the Company entered into an amendment (the “2026 Amendment”) to the Perceptive Credit Agreement. The 2026 Amendment provides for, among other things, $25.0 million of additional term loan commitments consisting of (i) an additional $12.5 million tranche of term loan commitments (“Tranche C”), which may be drawn subject to certain customary conditions, and (ii) an additional $12.5 million tranche of term loan commitments (“Tranche D”), which may be drawn at such time as the Company’s revenue for a trailing twelve-month period exceed $85.0 million and otherwise subject to customary conditions. Tranche C and Tranche D, if drawn, will have terms and conditions consistent with the Company’s existing term loans, will bear interest at rate per annum equal to Term SOFR (floored at 4% per annum) + 6.25% and will mature in 2029. In connection with the 2026 Amendment, the Company amended and restated the warrant certificate in order to issue to Perceptive Credit Holdings IV, LP the right to purchase an additional 75,000 ordinary shares, which right is exercisable immediately. The Warrant Certificate also grants Perceptive Credit Holdings IV, LP the right to purchase an additional (1) 100,000 ordinary shares, which right will become exercisable upon the Company’s draw down of the Tranche C under the Perceptive Credit Agreement and (2) another 100,000 ordinary shares, which right will become exercisable upon the Company’s draw down of the Tranche D under the Perceptive Credit Agreement.
Accounting for Tranches A and B
The Company accounted for each tranche of the term loans and warrants as two separate financial instruments: (i) a warrant obligation and (ii) a loan.
i) The warrant obligation is presented in the consolidated balance sheet as a short-term liability given the warrants are not settled in the entity’s functional currency and thus are not considered to be settled in a fixed amount and can be exercised currently without restriction or right to defer. The warrant obligation was initially measured at fair value using a Black-Scholes pricing model and is subsequently remeasured to fair value at each reporting date. Changes in the fair value (gains or losses) of the warrant obligation at the end of each period are recorded in the consolidated statement of loss. The Company determined the Tranche A warrant obligation qualified as a level 2 fair value liability as inputs to the fair value measurement are derived principally from or corroborated by observable market data by correlation or other means. Refer to Note 26 — “Financial instruments and risks” for the current fair value amount for the warrant obligation.
ii) The term loans were initially recorded at their amortized costs of $15.0 million and $35.0 million for Tranches A and B, respectively, less any capitalized expenses and fees payable upon the issuance (“transaction costs”) and after allocating a portion of the proceeds to the fair value of the warrant obligation. The loans are presented as a long-term financial liability in the consolidated balance sheet.
The Company assessed the allocation of transaction costs in accordance with IFRS 9 and determined the allocation to warrants was immaterial, as such the Company allocated the total amount of the transaction costs to the term loan. The transaction costs are presented net of the term loan on the consolidated balance sheet. The transaction costs are amortized as non-cash interest expense recorded to the consolidated statement of loss as the difference between the stated interest rate and the EIR. The EIR was determined upon the initial draw down at 15.2% and 12.4% for Tranches A and B, respectively, and reassessed based on changes in the variable interest rate from the Perceptive Credit Agreement. As of December 31, 2025 and 2024 the EIR was 12.1% and 14.8%, respectively.
The Company calculated the fair value of the warrant obligation on issuance using the Black-Scholes pricing model. The warrant obligation for Tranche A was recorded at an initial fair value of $0.7 million on May 2, 2024 and the warrant obligation for Tranche B was recorded at an initial fair value of $0.5 million on June 25, 2025. Key inputs for the valuation of the warrant obligation upon issuance were as follows:

	As of June 25, 2025	As of May 2, 2024
Exercise price in USD	$5.00	$5.00
Share price in USD	$3.17	$5.08
Risk-free interest rate	4.24%	4.53%
Expected volatility (annualized)	72.98%	71.77%
Expected term (years)	10	10
Dividend yield	—%	—%
Black-Scholes value in USD	$2.37	$4.06
The Company remeasures the fair value of the warrant obligation on a quarterly basis. Key inputs for the remeasurement of the Tranche A warrant obligation were as follows:

	As of December 31, 2025	As of December 31, 2024
Exercise price in USD	$5.00	$5.00
Share price in USD	$4.67	$3.07
Risk-free interest rate	4.01%	4.51%
Expected volatility	68.39%	72.52%
Expected term (years)	8.34	9.33
Dividend yield	—%	—%
Black-Scholes value in USD	$3.35	$2.22
Key inputs for the remeasurement of the Tranche B warrant obligation were as follows:

As of December 31, 2025
Exercise price in USD	$5.00
Share price in USD	$4.67
Risk-free interest rate	4.02%
Expected volatility	76.10%
Expected term (years)	9.48
Dividend yield	—%
Black-Scholes value in USD	$3.71

Tranche A was recorded at an initial amortized cost of $13.3 million on May 2, 2024. This amount represents the residual amount of the $15.0 million draw down after allocating $0.7 million for the fair value of the warrant obligation and the $1.1 million of transaction costs to be amortized as interest expense over the life of the loan. Tranche B was recorded at an initial amortized cost of $34.1 million on June 25, 2025. This amount represents the residual amount of the $35.0 million draw down after allocating $0.5 million for the fair value of the warrant obligation and the $0.4 million of transaction costs to be amortized as interest expense over the life of the loan. The following table presents the allocation of the loan proceeds and any movements in the liability for the year ended December 31, 2025, (in USD thousands):

Balance as of January 1, 2024	$—
Gross proceeds from Tranche A	15,000
Transaction costs	(1,070)
Proceeds net of transaction costs	13,930

Warrant obligation at issuance	(656)
Interest expense	1,290
Interest paid	(1,152)
Currency translation adjustments	(175)
Balance as of December 31, 2024	13,237
Gross proceeds from Tranche B	35,000
Transaction costs	(437)
Proceeds net of transaction costs	34,563

Warrant obligation at issuance	(474)
Interest expense	3,891
Interest paid	(3,521)
Currency translation adjustments	37
Balance as of December 31, 2025	$47,733
The following table presents the movements in the warrant obligation liability for the year ended December 31, 2025, (in USD thousands):

	Warrant Obligation	Number of Warrants
Balance as of January 1, 2024	$—	—
Issuance of warrants from Tranche A	656	200,000
Change in fair value	(370)	—
Foreign exchange loss	158	—
Balance as of December 31, 2024	444	200,000

Issuance of warrants from Tranche B	474	200,000
Change in fair value	497	—
Foreign exchange gain	(3)	—
Balance as of December 31, 2025	$1,412	400,000
Revolving credit facility
On April 23, 2024 the Company terminated its existing credit agreement with Credit Suisse SA for up to CHF 5.0 million ($5.5 million). Additionally, the Company entered into a new credit agreement with Credit Suisse SA for up to CHF 0.1 million ($0.1 million) to be used for cash credits, contingent liabilities, or as margin for OTC derivative transactions. Borrowings under the new credit agreement will bear interest at a rate to be established between the Company and Credit Suisse SA at the time of each draw down. On November 27, 2025 the Company terminated this CHF 0.1 million facility ($0.1 million). On February 20, 2025 the Company entered into a new credit agreement with UBS Switzerland AG for up to CHF 0.3 million ($0.3 million), intended solely for the issuance of bank guarantees. As of December 31, 2025 and 2024, the Company had no borrowings outstanding under these credit facilities.